Credit Facility (Tables)	12 Months Ended
Dec. 31, 2018
Bank Loan [abstract]
Summary of Amendments to Credit Facility

Balance at December 31, 2017	$39,871
Loss on modifications	653
Transaction costs paid	(1,338)
Amortization of transaction costs	116
Drawdown of facility	30,000
Balance at December 31, 2018	$69,302